Portfolio of Investments
Tri-Continental Corporation, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 69.1%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	190,000	7,189,600
BCE, Inc.	87,500	4,235,875
Verizon Communications, Inc.	501,900	30,294,684
Total		41,720,159
Interactive Media & Services 3.8%
Alphabet, Inc., Class A(a)	30,925	37,763,755
Facebook, Inc., Class A(a)	139,600	24,859,968
Total		62,623,723
Total Communication Services		104,343,882
Consumer Discretionary 7.4%
Automobiles 0.5%
General Motors Co.	155,000	5,809,400
Harley-Davidson, Inc.	73,200	2,633,004
Total		8,442,404
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	90,000	3,933,900
Extended Stay America, Inc.	400,000	5,856,000
Six Flags Entertainment Corp.	70,000	3,555,300
Starbucks Corp.	192,400	17,012,008
Total		30,357,208
Household Durables 0.3%
Garmin Ltd.	9,600	813,024
Newell Brands, Inc.	225,000	4,212,000
Total		5,025,024
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(a)	10,725	18,617,635
eBay, Inc.	281,400	10,968,972
Expedia Group, Inc.	77,900	10,470,539
Total		40,057,146
Specialty Retail 0.9%
AutoZone, Inc.(a)	9,750	10,575,045
Home Depot, Inc. (The)	18,500	4,292,370
Total		14,867,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Kontoor Brands, Inc.	125,000	4,387,500
Nike, Inc., Class B	99,100	9,307,472
Tapestry, Inc.	185,000	4,819,250
Under Armour, Inc., Class A(a)	126,400	2,520,416
Total		21,034,638
Total Consumer Discretionary		119,783,835
Consumer Staples 5.2%
Food & Staples Retailing 1.4%
Walgreens Boots Alliance, Inc.	197,850	10,943,083
Walmart, Inc.	95,200	11,298,336
Total		22,241,419
Food Products 1.4%
ConAgra Foods, Inc.	200,000	6,136,000
General Mills, Inc.	205,800	11,343,696
Tyson Foods, Inc., Class A	65,900	5,676,626
Total		23,156,322
Household Products 0.9%
Kimberly-Clark Corp.	99,850	14,183,693
Procter & Gamble Co. (The)	9,400	1,169,172
Total		15,352,865
Tobacco 1.5%
Altria Group, Inc.	219,000	8,957,100
Philip Morris International, Inc.	204,500	15,527,685
Total		24,484,785
Total Consumer Staples		85,235,391
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
BP PLC, ADR	205,000	7,787,950
Chevron Corp.(b)	80,700	9,571,020
ConocoPhillips Co.	233,500	13,304,830
HollyFrontier Corp.	85,100	4,564,764
Suncor Energy, Inc.	200,000	6,316,000
Tri-Continental Corporation | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	143,300	12,214,892
Williams Companies, Inc. (The)	165,000	3,969,900
Total		57,729,356
Total Energy		57,729,356
Financials 10.3%
Banks 3.6%
Bank of America Corp.	406,700	11,863,439
BB&T Corp.	125,000	6,671,250
Citigroup, Inc.	292,200	20,185,176
JPMorgan Chase & Co.	70,000	8,238,300
PacWest Bancorp	175,000	6,359,500
Wells Fargo & Co.	90,000	4,539,600
Total		57,857,265
Capital Markets 2.5%
Ares Capital Corp.	435,000	8,106,225
Bank of New York Mellon Corp. (The)	45,000	2,034,450
Franklin Resources, Inc.	259,400	7,486,284
Intercontinental Exchange, Inc.	176,300	16,267,201
S&P Global, Inc.	5,300	1,298,394
T. Rowe Price Group, Inc.	18,500	2,113,625
TCG BDC, Inc.	250,000	3,600,000
Total		40,906,179
Consumer Finance 1.1%
Capital One Financial Corp.	150,200	13,665,196
Synchrony Financial	98,500	3,357,865
Total		17,023,061
Diversified Financial Services 0.4%
Voya Financial, Inc.	126,100	6,864,884
Insurance 2.0%
Allstate Corp. (The)	71,500	7,770,620
Aon PLC	16,900	3,271,333
MetLife, Inc.	97,200	4,583,952
Prudential Financial, Inc.	153,700	13,825,315
Willis Towers Watson PLC	13,500	2,605,095
Total		32,056,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	100,000	3,585,000
Starwood Property Trust, Inc.	350,000	8,477,000
Total		12,062,000
Total Financials		166,769,704
Health Care 8.8%
Biotechnology 1.7%
AbbVie, Inc.	157,120	11,897,126
Alexion Pharmaceuticals, Inc.(a)	42,570	4,169,306
BioMarin Pharmaceutical, Inc.(a)	36,200	2,439,880
Gilead Sciences, Inc.	62,500	3,961,250
Vertex Pharmaceuticals, Inc.(a)	26,350	4,464,217
Total		26,931,779
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	84,900	7,103,583
Baxter International, Inc.	83,600	7,312,492
Dentsply Sirona, Inc.	30,060	1,602,498
Hologic, Inc.(a)	18,800	949,212
Medtronic PLC	58,200	6,321,684
Total		23,289,469
Health Care Providers & Services 1.2%
Cardinal Health, Inc.	222,540	10,501,663
McKesson Corp.	67,300	9,197,218
Total		19,698,881
Pharmaceuticals 4.5%
Allergan PLC	11,500	1,935,335
Bristol-Myers Squibb Co.	399,500	20,258,645
Eli Lilly & Co.	22,300	2,493,809
Johnson & Johnson	116,300	15,046,894
Merck & Co., Inc.	287,400	24,193,332
Mylan NV(a)	98,800	1,954,264
Perrigo Co. PLC	49,100	2,744,199
Pfizer, Inc.	105,000	3,772,650
Total		72,399,128
Total Health Care		142,319,257

2	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.1%
Aerospace & Defense 0.9%
L3 Harris Technologies, Inc.	16,800	3,505,152
Lockheed Martin Corp.	26,500	10,336,590
Total		13,841,742
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	60,000	7,189,200
Airlines 0.9%
Southwest Airlines Co.	264,500	14,285,645
Electrical Equipment 0.6%
Eaton Corp. PLC	124,700	10,368,805
Industrial Conglomerates 0.8%
3M Co.	25,000	4,110,000
Honeywell International, Inc.	53,800	9,102,960
Total		13,212,960
Machinery 1.7%
Cummins, Inc.	91,500	14,884,305
Illinois Tool Works, Inc.	21,700	3,395,833
Snap-On, Inc.	55,000	8,609,700
Total		26,889,838
Professional Services 0.1%
Robert Half International, Inc.	39,500	2,198,570
Road & Rail 0.4%
CSX Corp.	34,300	2,375,961
Union Pacific Corp.	26,900	4,357,262
Total		6,733,223
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	105,000	4,144,350
Total Industrials		98,864,333
Information Technology 14.9%
Communications Equipment 1.8%
Cisco Systems, Inc.	563,800	27,857,358
F5 Networks, Inc.(a)	9,600	1,348,032
Total		29,205,390
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	215,000	6,131,800
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.1%
International Business Machines Corp.	55,000	7,998,100
MasterCard, Inc., Class A	81,900	22,241,583
PayPal Holdings, Inc.(a)	163,300	16,916,247
VeriSign, Inc.(a)	75,000	14,147,250
Visa, Inc., Class A	35,900	6,175,159
Total		67,478,339
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	85,700	23,659,199
Intel Corp.	80,000	4,122,400
Lam Research Corp.	76,200	17,610,582
Maxim Integrated Products, Inc.	110,000	6,370,100
Qorvo, Inc.(a)	7,000	518,980
Texas Instruments, Inc.	70,000	9,046,800
Total		61,328,061
Software 2.5%
Adobe, Inc.(a)	30,300	8,370,375
Fortinet, Inc.(a)	61,900	4,751,444
Microsoft Corp.	152,700	21,229,881
VMware, Inc., Class A	43,400	6,512,604
Total		40,864,304
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	80,750	18,085,577
HP, Inc.	446,900	8,455,348
Seagate Technology PLC	120,000	6,454,800
Western Digital Corp.	72,500	4,323,900
Total		37,319,625
Total Information Technology		242,327,519
Materials 1.5%
Chemicals 0.9%
Dow, Inc.	100,000	4,765,000
LyondellBasell Industries NV, Class A	110,500	9,886,435
Total		14,651,435
Metals & Mining 0.6%
Nucor Corp.	202,900	10,329,639
Total Materials		24,981,074

Tri-Continental Corporation | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	40,000	6,161,600
American Tower Corp.	69,090	15,277,872
Digital Realty Trust, Inc.	50,000	6,490,500
Duke Realty Corp.	120,000	4,076,400
Host Hotels & Resorts, Inc.	47,900	828,191
SBA Communications Corp.	8,900	2,146,235
Simon Property Group, Inc.	34,300	5,338,795
Total		40,319,593
Total Real Estate		40,319,593
Utilities 2.4%
Electric Utilities 1.7%
American Electric Power Co., Inc.	79,700	7,467,093
Edison International	80,000	6,033,600
Exelon Corp.	300,200	14,502,662
Total		28,003,355
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	416,100	6,799,074
NRG Energy, Inc.	97,200	3,849,120
Total		10,648,194
Total Utilities		38,651,549
Total Common Stocks (Cost $1,009,248,165)		1,121,325,493

Convertible Bonds 7.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	8,000,000	7,329,646
Gaming 0.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	2,300,000	3,906,074
Health Care 0.4%
Invacare Corp.
02/15/2021	5.000%	4,000,000	3,737,736
Novavax, Inc.
02/01/2023	3.750%	6,800,000	2,839,000
Total			6,576,736
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,784,421
Independent Energy 0.3%
Chesapeake Energy Corp.
09/15/2026	5.500%	9,000,000	5,377,500
Life Insurance 0.4%
AXA SA(c)
05/15/2021	7.250%	5,400,000	5,769,738
Metals and Mining 0.3%
Endeavour Mining Corp.(c)
02/15/2023	3.000%	4,000,000	4,332,716
Other Financial Institutions 0.4%
RWT Holdings, Inc.(c)
10/01/2025	5.750%	6,750,000	6,777,191
Other Industry 0.2%
Green Plains, Inc.
09/01/2022	4.125%	4,600,000	3,753,489
Other REIT 0.7%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,200,000	4,373,250
IH Merger Sub LLC
01/15/2022	3.500%	4,700,000	6,243,068
Total			10,616,318
Pharmaceuticals 2.1%
Aegerion Pharmaceuticals, Inc.(d)
08/15/2019	0.000%	5,000,000	3,475,000
Clovis Oncology, Inc.
05/01/2025	1.250%	8,000,000	3,343,250
Dermira, Inc.
05/15/2022	3.000%	5,200,000	4,371,250
Insmed, Inc.
01/15/2025	1.750%	4,300,000	3,584,190
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	4,800,000	4,128,000
Medicines Co. (The)
07/15/2023	2.750%	5,500,000	6,627,500
Radius Health, Inc.
09/01/2024	3.000%	5,000,000	4,545,501
Tilray, Inc.(c)
10/01/2023	5.000%	5,250,000	3,402,656
Total			33,477,347

4	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.6%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,500,000	4,218,609
MGIC Investment Corp.(c),(e)
Junior Subordinated
04/01/2063	9.000%	4,711,000	6,298,018
Total			10,516,627
Retailers 0.0%
GNC Holdings, Inc.
08/15/2020	1.500%	521,000	482,152
Technology 0.6%
Infinera Corp.
09/01/2024	2.125%	2,161,000	1,874,819
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	6,500,000	8,363,550
Total			10,238,369
Total Convertible Bonds (Cost $125,769,413)			115,938,324

Convertible Preferred Stocks 7.6%
Issuer		Shares	Value ($)
Consumer Staples 0.3%
Household Products 0.3%
Energizer Holdings, Inc.	7.500%	42,500	4,108,945
Total Consumer Staples			4,108,945
Financials 1.7%
Banks 0.8%
Bank of America Corp.	7.250%	5,700	8,534,838
Wells Fargo & Co.	7.500%	2,800	4,249,000
Total			12,783,838
Capital Markets 0.6%
AMG Capital Trust II	5.150%	130,000	6,061,850
Cowen, Inc.	5.625%	5,200	4,460,879
Total			10,522,729
Insurance 0.3%
Assurant, Inc.	6.500%	32,500	4,068,700
Total Financials			27,375,267
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.7%
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.	6.125%	125,000	7,730,000
Danaher Corp.	4.750%	7,000	7,940,590
Total			15,670,590
Health Care Technology 0.2%
Change Healthcare, Inc.	6.000%	70,000	3,373,650
Life Sciences Tools & Services 0.5%
Avantor, Inc.	6.250%	155,000	8,277,000
Total Health Care			27,321,240
Industrials 0.6%
Machinery 0.6%
Fortive Corp.	5.000%	6,000	5,409,000
Rexnord Corp.	5.750%	70,000	3,828,846
Total			9,237,846
Total Industrials			9,237,846
Information Technology 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Broadcom, Inc.	8.000%	12,000	12,276,000
Total Information Technology			12,276,000
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
Crown Castle International Corp.	6.875%	5,000	6,320,250
QTS Realty Trust, Inc.	6.500%	35,000	4,246,404
Total			10,566,654
Total Real Estate			10,566,654
Utilities 1.9%
Electric Utilities 0.8%
American Electric Power Co., Inc.	6.125%	150,000	8,265,225
Southern Co. (The)	6.750%	80,000	4,284,800
Total			12,550,025
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	7.000%	160,000	8,372,800
Dominion Energy, Inc.	7.250%	60,000	6,336,000
Total			14,708,800

Tri-Continental Corporation | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Water Utilities 0.2%
Aqua America, Inc.	6.000%	72,500	4,371,279
Total Utilities			31,630,104
Total Convertible Preferred Stocks (Cost $115,916,719)			122,516,056

Corporate Bonds & Notes 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(c)
09/15/2025	5.750%	7,850,000	8,164,188
Cable and Satellite 1.3%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	6,500,001	7,907,419
Gogo Intermediate Holdings LLC/Finance Co., Inc.(c)
05/01/2024	9.875%	4,200,000	4,502,472
Telesat Canada/LLC(c)
11/15/2024	8.875%	5,360,000	5,749,613
Telesat Canada/LLC(c),(f)
10/15/2027	6.500%	2,286,000	2,326,055
Total			20,485,559
Chemicals 0.5%
Starfruit Finco BV/US Holdco LLC(c)
10/01/2026	8.000%	8,400,000	8,375,741
Consumer Products 0.5%
Mattel, Inc.(c)
12/31/2025	6.750%	8,042,000	8,403,834
Environmental 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	4,834,000	5,038,643
01/01/2027	6.000%	3,000,000	3,158,526
Total			8,197,169
Finance Companies 0.9%
Fortress Transportation & Infrastructure Investors LLC(c)
10/01/2025	6.500%	6,000,000	6,161,604
Springleaf Finance Corp.
03/15/2025	6.875%	7,500,000	8,274,367
Total			14,435,971
Food and Beverage 0.5%
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	4,597,000	4,428,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(c)
11/01/2026	4.875%	3,900,000	4,103,954
Total			8,532,263
Health Care 0.6%
Quotient Ltd.(c),(g),(h)
04/15/2024	12.000%	2,170,000	2,170,000
04/15/2024	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	7,000,000	6,312,320
Total			9,412,320
Independent Energy 0.8%
Indigo Natural Resources LLC(c)
02/15/2026	6.875%	8,200,000	7,400,877
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	6,136,177	6,258,901
Total			13,659,778
Lodging 0.2%
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	3,732,000	4,029,981
Media and Entertainment 0.7%
Lions Gate Capital Holdings LLC(c)
11/01/2024	5.875%	7,950,000	8,184,636
Meredith Corp.
02/01/2026	6.875%	3,700,000	3,768,772
Total			11,953,408
Metals and Mining 1.0%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,200,000	4,208,413
Constellium NV(c)
03/01/2025	6.625%	7,900,000	8,237,283
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	3,832,000	3,979,313
Total			16,425,009
Midstream 0.6%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,230,254
Summit Midstream Partners LP(e)
Junior Subordinated
12/31/2049	9.500%	8,400,000	6,037,206
Total			10,267,460

6	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
SESI LLC
09/15/2024	7.750%	546,000	308,390
Other Industry 0.4%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	7,700,000	6,522,547
Other REIT 0.5%
iStar, Inc.
04/01/2022	6.000%	7,943,000	8,175,063
Packaging 0.9%
BWAY Holding Co.(c)
04/15/2025	7.250%	8,500,000	8,113,471
Novolex(c)
01/15/2025	6.875%	6,490,000	5,938,811
Total			14,052,282
Pharmaceuticals 0.4%
Bausch Health Companies, Inc.(c)
01/31/2027	8.500%	5,600,000	6,287,921
Restaurants 0.3%
IRB Holding Corp.(c)
02/15/2026	6.750%	4,300,000	4,331,927
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,937,000	976,881
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(c)
02/15/2028	5.875%	500,000	529,992
Safeway, Inc.
02/01/2031	7.250%	7,512,000	7,671,405
Total			8,201,397
Technology 1.0%
Diebold, Inc.
04/15/2024	8.500%	8,100,000	7,592,381
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(c)
11/30/2024	10.000%	3,750,000	4,059,071
Informatica LLC(c)
07/15/2023	7.125%	3,838,000	3,908,408
Total			15,559,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Hertz Corp. (The)(c)
10/15/2024	5.500%	3,500,000	3,500,497
08/01/2026	7.125%	4,500,000	4,693,441
Total			8,193,938
Total Corporate Bonds & Notes (Cost $215,855,041)			214,952,887

Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	135,000	4,313,250
Rattler Midstream LP(a)	200,000	3,564,000
Total		7,877,250
Total Energy		7,877,250
Total Limited Partnerships (Cost $7,143,872)		7,877,250

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.2%
Citigroup Capital XIII(e)
10/30/2040	8.953%	150,000	4,114,500
Finance Companies 0.3%
GMAC Capital Trust I(e)
02/15/2040	8.303%	157,500	4,128,075
Total Preferred Debt (Cost $7,915,167)			8,242,575

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(i),(j)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	6.794%	7,823,910	7,170,614
Total Senior Loans (Cost $7,761,946)			7,170,614

Tri-Continental Corporation | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(g),(h),(k)	16,334	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(l),(m)	2,351,583	2,351,348
JPMorgan U.S. Government Money Market Fund, Agency Shares 1.74%(l)	10,909,108	10,909,108
Total Money Market Funds (Cost $13,260,456)		13,260,456
Total Investments in Securities (Cost: $1,502,870,779)		1,611,283,655
Other Assets & Liabilities, Net		12,589,711
Net Assets		1,623,873,366
At September 30, 2019, securities and/or cash totaling $237,200 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	23	12/2019	USD	3,425,275	—	(40,825)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At September 30, 2019, the total value of these securities amounted to $172,335,271, which represents 10.61% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2019, the total value of these securities amounted to $3,475,000, which represents 0.21% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2019, the total value of these securities amounted to $3,100,000, which represents 0.19% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
8	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(k)	Negligible market value.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	25,992,417	53,218,482	(76,859,316)	2,351,583	92	—	149,651	2,351,348
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Quarterly Report 2019	9